Investment Properties - Reconciliation of changes in investment properties (Details) $ in Thousands	1 Months Ended
Dec. 31, 2025 MXN ($)
Reconciliation of changes in investment property [abstract]
Fair Value under IAS 40, Beginning Balance	$ 2,855,384
Fair Value under IAS 40, Foreign currency translation	(30,906)
Fair Value under IAS 40, Ending balance	2,824,478
Investment property excluding ROU assets, Beginning Balance	4,669,678
Investment property excluding ROU assets, Foreign currency translation	(36,242)
Investment property excluding ROU assets, Additions	28,887
Investment property excluding ROU assets, Ending balance	4,662,323
Right-of-Use Assets under Lease Agreements, Beginning Balance	8,119,351
Right-of-Use Assets under Lease Agreements, Foreign currency translation	(22,725)
Right-of-Use Assets under Lease Agreements, Ending balance	8,096,626
Total Investment Properties, Beginning Balance	12,789,029
Total Investment Properties, Foreign currency translation	58,967
Total Investment Properties, Additions	28,887
Total Investment Properties, Ending balance	12,758,949
Improvements to leased premises
Reconciliation of changes in investment property [abstract]
Investment property acquired, Beginning Balance	837,954
Investment property acquired, Foreign currency translation	(2,465)
Investment property acquired, Additions	8,389
Investment property acquired, Ending balance	843,878
Construction in Progress
Reconciliation of changes in investment property [abstract]
Investment property acquired, Beginning Balance	976,340
Investment property acquired, Foreign currency translation	(2,872)
Investment property acquired, Additions	20,498
Investment property acquired, Ending balance	$ 993,966